Operating Costs and Expense (Details 6) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		R$ 534,494	R$ 365,285	R$ 369,154
Financial Offset For The Use Of Water Resources [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		142,270	85,545	63,841
Taxes [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		61,856	43,308	37,847
Net Losses In The Decommissioning And Disposal Of Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		58,260	(61)	44,020
Collection Charge [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		47,923	50,371	49,903
Insurance [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		42,460	33,678	26,593
Leasing And Rent [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		39,128	21,067	9,705
Fair Value Of Power Generation Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		26,451
Aneel Inspection Fee [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		17,332	16,892
Compensation [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		14,703	48,679	38,423
Donations Contributions Grants Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	[1]	8,117	41,152	22,136
Associacao Das Emissoras De Radiodifusao Do Parana A E R P [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		11,789	11,400	11,455
Publicity [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		10,593	11,953	9,598
Sponsorship [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		2,620	897	1,126
Talento Olimpico Paranaense T O P [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		4,665	4,750	4,750
Other Net Income Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		R$ 46,327	R$ (4,346)	R$ 49,757

[1]	The balance includes the Company's social investments in education, culture, health, sports, among others, including incentive donations used as a tax benefit.